Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Reckoner Yield Enhanced AAA CLO Annual ETF
Shareholder Report [Line Items]
Fund Name	Reckoner Yield Enhanced AAA CLO Annual ETF
Class Name	Reckoner Yield Enhanced AAA CLO Annual ETF
Trading Symbol	RAAY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO Annual ETF for the period of February 10, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/raay/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/raay/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**,***
Reckoner Yield Enhanced AAA CLO Annual ETF	$184	4.18%
[1],[2],[3]
Expenses Paid, Amount	$ 184
Expense Ratio, Percent	4.18%	[3]
Net Assets	$ 15,291,881
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$15,291,881
Number of Holdings	1
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://reckoner.com/raay/
Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Shareholder Report [Line Items]
Fund Name	Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Class Name	Reckoner Yield Enhanced AAA CLO Reinvesting ETF
Trading Symbol	RAAR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO Reinvesting ETF for the period of February 10, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/raar/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/raar/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Reckoner Yield Enhanced AAA CLO Reinvesting ETF	$2	0.05%
[4],[5]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[5]
Net Assets	$ 12,737,472
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$12,737,472
Number of Holdings	1
Portfolio Turnover	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.1%
Cash & Other	0.9%

Updated Prospectus Web Address	https://reckoner.com/raar/
Reckoner BBB-B CLO Annual ETF
Shareholder Report [Line Items]
Fund Name	Reckoner BBB-B CLO Annual ETF
Class Name	Reckoner BBB-B CLO Annual ETF
Trading Symbol	RCLY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reckoner BBB-B CLO Annual ETF for the period of February 10, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/rcly/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/rcly/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**,***
Reckoner BBB-B CLO Annual ETF	$24	0.55%
[6],[7],[8]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.55%	[8]
Net Assets	$ 17,699,084
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$17,699,084
Number of Holdings	1
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://reckoner.com/rcly/
Reckoner BBB-B CLO Reinvesting ETF
Shareholder Report [Line Items]
Fund Name	Reckoner BBB-B CLO Reinvesting ETF
Class Name	Reckoner BBB-B CLO Reinvesting ETF
Trading Symbol	RCLR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reckoner BBB-B CLO Reinvesting ETF for the period of February 10, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/rclr/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/rclr/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Reckoner BBB-B CLO Reinvesting ETF	$2	0.05%
[9],[10]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[10]
Net Assets	$ 15,167,943
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$15,167,943
Number of Holdings	1
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of June 30, 2026)

Sector Breakdown	(%)
Exchange Traded Funds	99.2%
Cash & Other	0.8%

Updated Prospectus Web Address	https://reckoner.com/rclr/

[1]
***	Annualized

[2]
**	Includes 0.05% expense ratio of the Fund and 4.13% expense ratio of Reckoner Yield Enhanced AAA CLO ETF (“RAAA”) in which the Fund invests.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
***	Annualized

[7]
**	Includes 0.05% expense ratio of the Fund and 0.50% expense ratio of Reckoner BBB-B CLO ETF (“RCLO”) in which the Fund invests.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.